(6) SECURITIES	12 Months Ended
Dec. 31, 2019
Securities [Abstract]
SECURITIES

 (6)  SECURITIES

Securities	Dec 31, 2019
Investment funds (a)	449,786
Direct application (b)	401,218
Total	851,004

(a)	This refers to amounts invested in government securities, Financial Bills ("LF") and Financial Treasury Bills ("LFT"), through investment fund quotas, yielding on average 99.87% of the CDI, with maturity date as from September 2020.
(b)	This refers to amounts invested in government securities and LFT, yielding on average 100% of the CDI, with maturity date in September 2020.